UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 84.6%
	COMMUNICATIONS – 1.6%
7,900	Vodafone Group PLC - ADR	$224,439

	CONSUMER DISCRETIONARY – 11.0%
6,000	Adidas A.G. - ADR	312,600
6,500	Home Depot, Inc.	453,570
7,900	J.C. Penney Co., Inc.	119,369
9,900	Lennar Corp. - Class A	410,652
24,000	TOTO Ltd.	214,670
		1,510,861
	CONSUMER STAPLES – 11.5%
9,000	Aeon Co., Ltd.	116,259
3,250	Bunge Ltd.	239,948
3,300	Diageo PLC - ADR	415,272
6,000	General Mills, Inc.	295,860
7,600	Unilever N.V.	311,600
4,300	Walgreen Co.	205,024
		1,583,963
	ENERGY – 3.7%
7,162	Repsol YPF S.A. - ADR	146,033
2,650	Schlumberger Ltd.	198,459
3,500	Total S.A. - ADR	167,930
		512,422
	FINANCIALS – 16.8%
28,731	Banco Santander S.A. - ADR	195,658
4,500	DBS Group Holdings Ltd. - ADR	233,370
3,100	DNB ASA	45,459
1,662	DNB ASA - ADR	242,320
5,800	First Republic Bank	223,996
4,950	JPMorgan Chase & Co.	234,927
29,500	Mitsubishi UFJ Financial Group, Inc. - ADR	177,000
18,000	ORIX Corp.*	228,693
9,521	Standard Chartered PLC	246,452
3,000	Swiss Re A.G.	243,969
9,700	UDR, Inc. - REIT	234,643
		2,306,487
	HEALTH CARE – 5.9%
3,100	AbbVie, Inc.	126,418
3,800	Baxter International, Inc.	276,032
9,150	Daiichi Sankyo Co., Ltd. - ADR	175,680
4,900	Medtronic, Inc.	230,104
		808,234

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 6.2%
3,200	General Dynamics Corp.	$225,632
9,700	General Electric Co.	224,264
8,000	Komatsu Ltd.	189,770
2,600	SPX Corp.	205,296
		844,962
	MATERIALS – 4.3%
6,900	Dow Chemical Co.	219,696
1,700	Martin Marietta Materials, Inc.	173,434
28,000	Toray Industries, Inc.	189,175
		582,305
	TECHNOLOGY – 20.1%
400	Apple, Inc.	177,052
6,800	eBay, Inc.*	368,696
11,600	EMC Corp.*	277,124
11,600	Molex, Inc. - Class A1	279,792
2,400	Nidec Corp.	143,284
7,800	Oracle Corp.	252,252
300	Samsung Electronics Co., Ltd.	407,154
16,450	Telefonaktiebolaget LM Ericsson - ADR	207,270
7,650	Texas Instruments, Inc.	271,422
29,000	Toshiba Corp.	146,640
3,800	Verisk Analytics, Inc. - Class A*	234,194
		2,764,880
	UTILITIES – 3.5%
14,100	AES Corp.	177,237
15,900	Enersis S.A. - ADR	305,916
		483,153
	TOTAL COMMON STOCKS (Cost $10,688,859)	11,621,706

Principal Amount

	MEDIUM TERM NOTE – 3.1%
$400,000	Abbey National Treasury Services PLC 4.000%, 4/27/2016	425,656

	TOTAL MEDIUM TERM NOTES (Cost $393,844)	425,656

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2013 (Unaudited)

Number of Shares		Value

	MUTUAL FUND – 11.9%
1,639,092	Federated Prime Obligations Fund - Institutional Shares, 0.08%2	$1,639,092

	TOTAL MUTUAL FUNDS (Cost $1,639,092)	1,639,092

	TOTAL INVESTMENTS – 99.6% (Cost $12,721,795)	13,686,454
	Other Assets in Excess of Liabilities – 0.4%	54,469

	TOTAL NET ASSETS – 100.0%	$13,740,923

	SECURITIES SOLD SHORT – (2.0)%
	COMMON STOCKS – (2.0)%
	TECHNOLOGY – (2.0)%
(9,600)	Molex, Inc.	(281,088)

	TOTAL SECURITIES SOLD SHORT (Proceeds $266,876)	$(281,088)

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 Cash and all or a portion of this security is segregated as collateral for securities sold short.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Note 1 – Organization
Aristotle/Saul Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2013, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$12,721,803

Proceeds from securities sold short	$(266,876)

Gross unrealized appreciation	$1,444,312
Gross unrealized depreciation	(493,822)

Net unrealized appreciation (depreciation) on investments and securities sold short	$950,490

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$11,621,706	$-	$-	$11,621,706
Medium Term Note	-	425,656	-	425,656
Short-Term Investments	1,639,092	-	-	1,639,092
Total Assets	$13,260,798	$425,656	$-	$13,686,454

Liabilities
Securities Sold Short
Common Stocks*	$(281,088)	$-	$-	$(281,088)
Total Liabilities	$(281,088)	$-	$-	$(281,088)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	5/28/2013

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/28/2013